April 3, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: General New York Municipal Money Market Fund
 1933 Act File No.: 33-9451
 1940 Act File No.: 811-4870
 CIK No.: 00000803950

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Class A and Class B Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 44 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 28, 2014.

Please address any comments or questions to my attention at 212-922-6620.

Sincerely,

/s/ Judith C. Canonica
Judith C. Canonica

Paralegal